Expense Example, No Redemption - Class C	Oct. 31, 2024 USD ($)
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,573
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,568
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,557
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,548
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,511
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,511
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,500
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,480
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,469
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,443
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,441
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,443
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,438